1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.5%

ALABAMA – 0.9%

HIGHER EDUCATION – 0.3%
University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,207,620

WATER – 0.6%
Huntsville Water Revenue Warrants, AL, Revenue Bonds, 5.00%, 11/01/34 1,840,000		2,155,321

TOTAL ALABAMA		$3,362,941

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	2,044,685

TOTAL ALASKA		$2,044,685

ARIZONA – 2.0%

DEVELOPMENT – 0.0%**
Industrial Development Authority of the City of Phoenix (The), AZ, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	150,000	174,477

EDUCATION – 1.4%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund)

5.00%, 11/01/26	1,000,000	1,240,960

5.00%, 11/01/30	1,000,000	1,282,740

5.00%, 11/01/32	865,000	1,099,588

La Paz County Industrial Development Authority, AZ, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,509,911

TOTAL EDUCATION		$5,133,199

GENERAL – 0.2%

Scottsdale Municipal Property Corp., AZ, Refunding Revenue Bonds, 5.00%, 07/01/30	415,000	549,074

SINGLE FAMILY HSG – 0.4%

Industrial Development Authority of the County of Pima (The), AZ, Revenue Bonds, Prerefunded/ETM, 8.20%, 09/01/21	1,490,000	1,529,560

TOTAL ARIZONA		$7,386,310

ARKANSAS – 1.4%

SCHOOL DISTRICT – 0.5%

Siloam Springs School District No. 21 of Benton County, AR, GO Limited, Current Refunding Bonds, AD Valorem Property Tax, 2.00%, 06/01/24	1,720,000	1,810,248

Description	Par Value	Value

WATER – 0.9%

Fort Smith, Water & Sewer, AR, Advance Refunding Revenue Bonds, (BAM), 5.00%, 10/01/28	$2,815,000	$3,485,927

TOTAL ARKANSAS		$5,296,175

CALIFORNIA – 2.4%

AIRPORT – 0.3%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (Series B), 5.00%, 05/15/32	800,000	1,010,640

EDUCATION – 0.0%**

Sulphur Springs Union School District, CA, Refunding Bonds, Certificates of Participation, Prerefunded/ETM, (AGM), 6.50%, 12/01/37	10,000	11,189

GENERAL – 0.1%

San Bernardino County, CA, Certificates of Participation, (Capital Facility Project), (Series B), Prerefunded/ETM, 6.88%, 08/01/24	415,000	469,768

GENERAL OBLIGATIONS – 1.3%

State of California, CA, GO Unlimited Current Refunding, 5.00%, 04/01/32	2,250,000	3,211,920

State of California, CA, GO Unlimited, Current Refunding, (AGM), 5.25%, 08/01/32	1,000,000	1,439,820

TOTAL GENERAL OBLIGATIONS		$4,651,740

HIGHER EDUCATION – 0.0%**

California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), Prerefunded/ETM, 5.25%, 04/01/24	10,000	10,757

POWER – 0.4%

M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), Prerefunded/ETM, 6.00%, 07/01/22	120,000	126,397

Redding City Electric System Revenue, CA, Revenue Bonds, (NATL), Prerefunded/ETM, 6.37%, 07/01/22	545,000	572,059

Sacramento Municipal Utility District, CA, Revenue Bonds, (Series K-BHAC-CR), (BHAC-CR AMBAC), 5.25%, 07/01/24	600,000	660,306

TOTAL POWER		$1,358,762

SCHOOL DISTRICT – 0.3%

Los Angeles Unified School District, CA, GO Unlimited, AD Valorem Property Tax, (Series RYQ), 5.00%, 07/01/25	1,000,000	1,209,510

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WATER – 0.0%**

Metropolitan Water District of Southern California, CA, Unrefunded Revenue Bonds, (Series A), (FGIC-TCRS), 5.75%, 07/01/21	$140,000	$140,000

TOTAL CALIFORNIA		$8,862,366

COLORADO – 2.7%

AIRPORT – 0.8%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	3,158,800

MEDICAL – 0.7%

Colorado Health Facilities Authority, CO, Advance Refunding Revenue Bonds, (NCMC, Inc. Project), Prerefunded/ETM, 5.00%, 05/15/26	100,000	124,214

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49Δ	2,000,000	2,415,320

TOTAL MEDICAL		$2,539,534

SINGLE FAMILY HSG – 0.6%

Colorado Housing and Finance Authority, CO, Single Family Revenue Bonds, (Series B), 3.75%, 05/01/50	1,890,000	2,111,659

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	2,236,168

TOTAL COLORADO		$10,046,161

CONNECTICUT – 3.9%

GENERAL OBLIGATIONS – 1.0%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	3,284,598

State of Connecticut, CT, GO Unlimited, Refunding Notes, (Series E), 5.00%, 09/15/27	500,000	641,745

TOTAL GENERAL OBLIGATIONS		$3,926,343

HIGHER EDUCATION – 1.3%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 07/01/31	1,385,000	1,707,650

University of Connecticut, CT, Revenue Bonds, (Series A)

5.00%, 03/15/31	1,480,000	1,776,799

5.00%, 01/15/33	1,000,000	1,223,940

TOTAL HIGHER EDUCATION		$4,708,389

Description	Par Value	Value

SINGLE FAMILY HSG – 1.4%

Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	$2,915,000	$3,364,638

Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,570,000	1,708,584

TOTAL SINGLE FAMILY HSG		$5,073,222

TRANSPORTATION – 0.2%

Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, 5.00%, 05/01/25	625,000	746,775

TOTAL CONNECTICUT		$14,454,729

DISTRICT OF COLUMBIA – 0.7%

GENERAL OBLIGATIONS – 0.7%

District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/01/31	2,080,000	2,636,109

TOTAL DISTRICT OF COLUMBIA		$2,636,109

FLORIDA – 5.6%

GENERAL – 0.0%**

Miami-Dade County, FL, Revenue Bonds, (Sports Franchise Facilities), (NATL), Prerefunded/ETM, 5.25%, 10/01/30	65,000	89,851

GENERAL OBLIGATIONS – 1.1%

Broward County, FL, GO Unlimited, Refunding Bonds, (Parks & Land Preservation Project), AD Valorem Property Tax, 5.00%, 01/01/24	1,500,000	1,566,840

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,447,854

TOTAL GENERAL OBLIGATIONS		$4,014,694

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	750,000	940,965

5.00%, 04/01/30	750,000	929,040

5.00%, 04/01/31	750,000	922,657

5.00%, 04/01/33	750,000	913,170

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,890,416

TOTAL HIGHER EDUCATION		$5,596,248

HOUSING – 0.3%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project)

5.00%, 02/01/25	500,000	585,160

5.00%, 02/01/26	500,000	603,360

TOTAL HOUSING		$1,188,520

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MULTIFAMILY HSG – 0.3%

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), Prerefunded/ETM, 3.25%, 12/01/27	$500,000	$546,555

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), Prerefunded/ETM, 5.38%, 12/01/52	415,000	469,631

TOTAL MULTIFAMILY HSG		$1,016,186

SINGLE FAMILY HSG – 1.0%

Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 03/01/50	3,345,000	3,743,055

TRANSPORTATION – 0.5%

Miami-Dade County, FL, Seaport Department, Revenue Bonds, (Series B), 6.00%, 10/01/24	1,500,000	1,695,660

WATER – 0.9%

Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,180,216

Village of Royal Palm Beach Utility System Revenue, FL, Revenue Bonds, Public Improvements, (NATL), Prerefunded/ETM, 4.50%, 10/01/22	150,000	157,020

TOTAL WATER		$3,337,236

TOTAL FLORIDA		$20,681,450

GEORGIA – 0.5%

HOUSING – 0.5%

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Prerefunded, 5.00%, 07/01/31	315,000	404,592

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Unrefunded, 5.00%, 07/01/31	1,260,000	1,520,694

TOTAL GEORGIA		$1,925,286

HAWAII – 0.4%

GENERAL OBLIGATIONS – 0.4%

State of Hawaii, HI, GO Unlimited, (Series FT), 5.00%, 01/01/26	1,075,000	1,320,573

TOTAL HAWAII		$1,320,573

ILLINOIS – 14.6%

AIRPORT – 0.7%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	2,250,000	2,500,313

Description	Par Value	Value

GENERAL – 5.1%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	$11,855,000	$14,148,468

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC) , 6.00%, 07/01/31	1,450,000	1,985,717

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,396,300

Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), Prerefunded/ETM, 8.00%, 12/01/29	240,000	261,070

TOTAL GENERAL		$18,791,555

GENERAL OBLIGATIONS – 5.9%

Chicago Park District, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series D)

5.00%, 01/01/26	1,250,000	1,391,637

5.00%, 01/01/27	3,455,000	3,834,774

Chicago, IL, GO Limited, (Lakefront Millennium Parking Facilities), (NATL), Prerefunded/ETM, 5.75%, 01/01/23	50,000	53,478

Chicago, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/25	3,000,000	3,438,270

Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,571,725

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	5,040,000	5,905,973

State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	3,935,000	4,608,121

TOTAL GENERAL OBLIGATIONS		$21,803,978

MEDICAL – 0.1%

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Franciscan Sisters Health Care), (NATL), Prerefunded/ETM, 6.25%, 09/01/21	20,000	20,706

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Series A), (Evangelical Hospital), Prerefunded/ETM, 6.25%, 04/15/22	340,000	354,678

Illinois Health Facilities Authority, IL, Revenue Bonds, (Series B), (Ancilla Systems Inc.), (NATL), Prerefunded/ETM, 5.25%, 07/01/22	80,000	83,498

Illinois Health Facilities Authority, IL, Revenue Bonds, (Series C), (Evangelical Hospital), Prerefunded/ETM, 6.25%, 04/15/22	15,000	15,645

TOTAL MEDICAL		$474,527

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MULTIFAMILY HSG – 0.3%

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 1.04%, 05/15/50Δ	$925,000	$942,815

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, Prerefunded/ETM , 7.00%, 07/01/23	210,000	215,878

TOTAL MULTIFAMILY HSG		$1,158,693

SINGLE FAMILY HSG – 2.0%

Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series A), 3.75%, 04/01/50	2,710,000	3,063,249

Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series D), 3.75%, 04/01/50	3,700,000	4,160,983

TOTAL SINGLE FAMILY HSG		$7,224,232

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,863,308

TOTAL ILLINOIS		$53,816,606

INDIANA – 2.5%

DEVELOPMENT – 2.2%

Whiting City, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44Δ	6,500,000	8,059,220

SINGLE FAMILY HSG – 0.3%

Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	1,110,000	1,165,245

TOTAL INDIANA		$9,224,465

IOWA – 1.0%

SINGLE FAMILY HSG – 1.0%

Iowa Finance Authority, IA, Revenue Bonds, (Series D), 3.50%, 01/01/49	3,395,000	3,851,050

TOTAL IOWA		$3,851,050

KENTUCKY – 1.3%

GENERAL – 1.3%

Kentucky Public Energy Authority, KY, Revenue Bonds, (Series C), 4.00%, 02/01/50Δ	2,000,000	2,404,160

Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 05/01/25	2,000,000	2,365,540

TOTAL KENTUCKY		$4,769,700

Description	Par Value	Value

MARYLAND – 2.3%

GENERAL OBLIGATIONS – 2.0%

Anne Arundel County, MD, GO Limited, AD Valorem Property Tax, 5.00%, 10/01/25	$3,000,000	$3,669,030

State of Maryland, MD, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series B Second Series), 5.00%, 08/01/27	3,000,000	3,884,640

TOTAL GENERAL OBLIGATIONS		$7,553,670

MEDICAL – 0.1%

Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Helix Health Issue), (AMBAC), Prerefunded/ETM, 5.00%, 07/01/27	140,000	163,300

TRANSPORTATION – 0.2%

Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 05/01/30	500,000	612,395

TOTAL MARYLAND		$8,329,365

MASSACHUSETTS – 4.1%

GENERAL OBLIGATIONS – 1.1%

Commonwealth of Massachusetts, MA, GO Limited, (Series B), 5.00%, 01/01/31	3,000,000	3,882,870

HIGHER EDUCATION – 0.7%

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Series L), (Simmons University)

5.00%, 10/01/30	1,180,000	1,484,122

5.00%, 10/01/31	1,000,000	1,249,220

TOTAL HIGHER EDUCATION		$2,733,342

MEDICAL – 1.2%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 07/01/33	2,455,000	3,087,457

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,209,840

TOTAL MEDICAL		$4,297,297

MULTIFAMILY HSG – 0.0%**

Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, Prerefunded/ETM, 7.00%, 04/01/21	10,000	10,109

STUDENT LOAN – 0.7%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 07/01/25	2,200,000	2,613,952

WATER – 0.4%

Massachusetts Water Resources Authority, MA, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 08/01/33	1,000,000	1,487,470

TOTAL MASSACHUSETTS		$15,025,040

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MICHIGAN – 3.7%

GENERAL – 1.6%

Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	$5,215,000	$6,100,298

MEDICAL – 1.2%

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 05/15/30	2,055,000	2,469,720

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series A), (Beaumont Health Credit Group), 5.00%, 08/01/31	1,655,000	1,892,459

TOTAL MEDICAL		$4,362,179

MULTIFAMILY HSG – 0.1%

Michigan State Housing Development Authority, MI, Multi Family Revenue Bonds, (Series A-1), 2.88%, 10/01/34	375,000	405,758

SCHOOL DISTRICT – 0.3%

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,249,720

WATER – 0.5%

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Series C), (Local Government Loan Program), 5.00%, 07/01/34	1,450,000	1,695,253

TOTAL MICHIGAN		$13,813,208

MINNESOTA – 0.8%

MULTIFAMILY HSG – 0.8%

Coon Rapids City, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,695,348	2,902,836

TOTAL MINNESOTA		$2,902,836

NEBRASKA – 2.7%

GENERAL – 1.9%

Central Plains Energy Project, NE, Current Refunding Revenue Bonds, 4.00%, 12/01/49Δ	6,000,000	6,920,520

SINGLE FAMILY HSG – 0.8%

Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	2,710,000	2,929,727

TOTAL NEBRASKA		$9,850,247

NEW JERSEY – 4.7%

EDUCATION – 0.4%

New Jersey Economic Development Authority, NJ, Revenue Bonds, School Improvements, (Series DDD), 5.00%, 06/15/33	1,100,000	1,326,743

GENERAL – 2.8%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	250,000	313,915

Description	Par Value	Value

New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	$1,305,000	$1,467,068

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	258,269

New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/24	1,685,000	1,946,192

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)

5.00%, 12/15/28	2,135,000	2,745,268

5.00%, 12/15/34	3,000,000	3,727,020

TOTAL GENERAL		$10,457,732

HIGHER EDUCATION – 1.3%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 07/01/27	2,000,000	2,357,980

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 07/01/30	1,000,000	1,189,870

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,207,570

TOTAL HIGHER EDUCATION		$4,755,420

MEDICAL – 0.1%

New Jersey Health Care Facilities Financing Authority, NJ, Current Refunding Revenue Bonds, (Kennedy Health System), Prerefunded/ETM, 3.75%, 07/01/27	140,000	157,318

New Jersey Health Care Facilities Financing Authority, NJ, Refunding Revenue Bonds, (Series A), (Saint Clare’s Hospital, Inc.), (AGC), Prerefunded/ETM, 4.75%, 07/01/25	195,000	224,540

TOTAL MEDICAL		$381,858

MULTIFAMILY HSG – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	444,072

New Jersey Housing & Mortgage Finance Agency, NJ, Multi Family Revenue Bonds, (Series A), Prerefunded/ETM, 6.00%, 11/01/23	20,000	20,866

TOTAL MULTIFAMILY HSG		$464,938

TOTAL NEW JERSEY		$17,386,691

NEW MEXICO – 1.0%

GENERAL – 1.0%

New Mexico Municipal Energy Acquisition Authority, NM, Revenue Bonds, (Series A), 5.00%, 11/01/39Δ	3,065,000	3,637,481

January 31, 2021 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 0.0%**

University of New Mexico (The), NM, Revenue Bonds, Prerefunded/ETM, 6.50%, 06/01/21	$50,000	$50,936

TOTAL NEW MEXICO		$3,688,417

NEW YORK – 7.5%

GENERAL OBLIGATIONS – 0.4%

Nassau County, NY, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 01/01/27	410,000	491,897

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A-1), 5.00%, 08/01/24	1,000,000	1,163,480

TOTAL GENERAL OBLIGATIONS		$1,655,377

HIGHER EDUCATION – 0.4%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, College & University, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,325,262

HOUSING – 0.5%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	2,031,690

MEDICAL – 0.7%

New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	2,230,000	2,405,189

MULTIFAMILY HSG – 1.4%

New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 05/01/59[r]	5,000,000	5,059,750

TRANSPORTATION – 3.0%

Metropolitan Transportation Authority, NY, Current Refunding Revenue Bonds, (Series F), 5.00%, 11/15/22	1,865,000	1,989,153

New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/30	3,000,000	3,504,570

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series), 5.00%, 09/15/31	2,500,000	3,154,725

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 4.00%, 03/15/30	1,000,000	1,195,530

Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 03/01/28	1,050,000	1,251,369

TOTAL TRANSPORTATION		$11,095,347

WATER – 1.1%

New York City Water & Sewer System, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	3,000,000	4,240,170

TOTAL NEW YORK		$27,812,785

Description	Par Value	Value

NORTH CAROLINA – 0.5%

MEDICAL – 0.1%

North Carolina Medical Care Commission, NC, Revenue Bonds, (First Mortgage), (Whitestone Project), (Series A), Prerefunded/ETM, 6.25%, 03/01/21	$15,000	$15,070

Wake County, NC, Refunding Revenue Bonds, Hospital System, (NATL), Prerefunded/ETM, 5.13%, 10/01/26	185,000	211,681

TOTAL MEDICAL		$226,751

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,589,638

TOTAL NORTH CAROLINA		$1,816,389

OHIO – 4.3%

HIGHER EDUCATION – 0.3%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,301,610

MEDICAL – 1.5%

Mahoning, County, OH, Hospital Improvement Revenue Bonds, (Western Reserve Care System Project), (NATL), Prerefunded/ETM, 5.50%, 10/15/25	70,000	79,034

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,791,808

Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded - Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	11,259

State of Ohio, OH, Refunding Revenue Bonds, 4.00%, 01/01/34	1,250,000	1,494,975

TOTAL MEDICAL		$5,377,076

SINGLE FAMILY HSG – 1.2%

Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 03/01/50	3,895,000	4,437,768

TRANSPORTATION – 0.6%

Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,985,000	2,201,028

WATER – 0.7%

Ohio Water Development Authority Water Pollution Control Loan Fund, OH, Lease Revenue Bonds, (Series A), 5.00%, 12/01/31	2,000,000	2,742,880

TOTAL OHIO		$16,060,362

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%

Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	1,000,000	1,377,460

TOTAL OREGON		$1,377,460

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

PENNSYLVANIA – 6.0%

AIRPORT – 0.5%

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	$1,500,000	$1,850,730

DEVELOPMENT – 0.9%

Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 08/01/38Δ	3,000,000	3,137,490

EDUCATION – 0.2%

Bucks County Industrial Development Authority, PA, Current Refunding Revenue Bonds, (George School Project)

5.00%, 09/15/32	180,000	238,304

5.00%, 09/15/33	125,000	164,763

5.00%, 09/15/34	130,000	171,003

TOTAL EDUCATION		$574,070

FACILITIES – 0.3%

Delaware Valley Regional Finance Authority, PA, Revenue Bonds, (Series C), 0.57%, 09/01/48Δ	1,000,000	999,030

GENERAL OBLIGATIONS – 0.2%

Bethlehem Authority, PA, Revenue Bonds, Public Improvements, (Guaranteed Lease Revenue Bonds), (Series A), (AGM), Prerefunded/ETM, 5.13%, 12/01/21	15,000	15,249

Commonwealth of Pennsylvania, PA, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 01/01/27	660,000	838,906

TOTAL GENERAL OBLIGATIONS		$854,155

HIGHER EDUCATION – 0.3%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,235,240

MEDICAL – 0.5%

Dauphin County General Authority, PA, Revenue Bonds, (HAPSCO Group, Inc., Tax Loan Program-Western PA Hospital Project), (Series A), (NATL), Prerefunded/ETM, 5.50%, 07/01/23	480,000	514,267

Pottsville Hospital Authority, PA, Current Refunding Revenue Bonds, (Schuylkill Health System Project), Prerefunded/ETM, 6.50%, 07/01/28	1,260,000	1,508,459

TOTAL MEDICAL		$2,022,726

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,254,900

TRANSPORTATION – 0.7%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,539,960

Description	Par Value	Value

WATER – 2.1%

Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	$5,655,000	$7,133,499

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	488,672

TOTAL WATER		$7,622,171

TOTAL PENNSYLVANIA		$22,090,472

PUERTO RICO – 0.2%

GENERAL – 0.2%

Puerto Rico Public Finance Corp., PR, Refunding Revenue Bonds, (Commonwealth), (Series E), (AGC-ICC), Prerefunded/ETM, 6.00%, 08/01/26	510,000	656,788

TOTAL PUERTO RICO		$656,788

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%

Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,200,000	1,352,772

TOTAL RHODE ISLAND		$1,352,772

SOUTH CAROLINA – 1.6%

SINGLE FAMILY HSG – 0.3%

South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	1,210,000	1,298,427

TOBACCO SETTLEMENT – 1.3%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	3,270,000	4,697,878

TOTAL SOUTH CAROLINA		$5,996,305

SOUTH DAKOTA – 0.6%

SINGLE FAMILY HSG – 0.6%

South Dakota Housing Development Authority, SD, Single Family Refunding Revenue Bonds, (Series A), 3.75%, 11/01/50	1,975,000	2,224,442

TOTAL SOUTH DAKOTA		$2,224,442

TENNESSEE – 0.1%

MEDICAL – 0.1%

Metropolitan Govt. Nashville & Davidson County Health & Educational Facility Board, TN, Refunding Revenue Bonds, (Series A), (NATL), 4.88%, 11/01/28	195,000	228,994

TOTAL TENNESSEE		$228,994

TEXAS – 8.5%

EDUCATION – 1.0%

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools) 5.00%, 08/15/27	1,000,000	1,281,430

January 31, 2021 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 08/15/29	$1,000,000	$1,307,880

5.00%, 08/15/31	835,000	996,664

TOTAL EDUCATION		$3,585,974

GENERAL OBLIGATIONS – 1.8%

Collin County Community College District, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 08/15/27	1,000,000	1,298,540

5.00%, 08/15/33	2,000,000	2,654,160

El Paso, TX, GO Limited, AD Valorem Property Tax, 4.00%, 08/15/33	2,300,000	2,700,729

TOTAL GENERAL OBLIGATIONS		$6,653,429

MEDICAL – 0.6%

North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Presbyterian Healthcare System), (Series B), (NATL), Prerefunded/ETM, 5.50%, 06/01/21	25,000	25,437

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, Health, Hospital, Nursing Home Revenue (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,891,432

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (AMBAC), Prerefunded/ETM, 6.00%, 09/01/24	85,000	95,362

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (FGIC), Prerefunded/ETM, 6.00%, 09/01/24	65,000	72,924

Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (NATL-IBC), Prerefunded/ETM, 6.00%, 09/01/24	40,000	44,877

TOTAL MEDICAL		$2,130,032

SCHOOL DISTRICT – 1.4%

Beaumont Independent School District, TX, GO Unlimited Current Refunding, AD Valorem Property Tax, 4.00%, 02/15/31	1,000,000	1,176,620

Fort Worth Independent School District, TX, GO Unlimited, Advance Refunding, AD Valorem Property Tax, 5.00%, 02/15/24	350,000	400,915

Lewisville Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 4.00%, 08/15/34	3,000,000	3,719,700

TOTAL SCHOOL DISTRICT		$5,297,235

SINGLE FAMILY HSG – 0.8%

Texas Department of Housing & Community Affairs, TX, Revenue Bonds, (Series A), 4.00%, 03/01/50	2,660,000	3,069,161

TRANSPORTATION – 1.4%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,832,928

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,149,500

Description	Par Value	Value

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	$1,225,000	$1,398,411

Texas Transportation Commission State Highway Fund, TX, Refunding Revenue Bonds, (Series A), 5.00%, 04/01/22	915,000	967,805

TOTAL TRANSPORTATION		$5,348,644

UTILITIES – 1.5%

Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE) , 5.25%, 05/15/25	5,000,000	5,529,950

TOTAL TEXAS		$31,614,425

UTAH – 4.1%

AIRPORT – 1.9%

Salt Lake City Corp., UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	3,000,000	3,764,610

5.00%, 07/01/33	2,500,000	3,124,175

TOTAL AIRPORT		$6,888,785

GENERAL OBLIGATIONS – 0.3%

State of Utah, UT, GO Unlimited, 5.00%, 07/01/26	1,000,000	1,255,030

MEDICAL – 1.9%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM

5.40%, 02/15/28	2,500,000	2,919,050

5.13%, 02/15/33	3,615,000	4,182,916

TOTAL MEDICAL		$7,101,966

TOTAL UTAH		$15,245,781

WASHINGTON – 3.4%

GENERAL – 1.1%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	3,885,000	4,309,475

MEDICAL – 0.6%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital Medical Center, 5.00%, 07/01/33	1,750,000	2,155,003

SCHOOL DISTRICT – 1.3%

Clark County School District No 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,790,950

King County School District No. 414 Lake Washington, WA, GO Limited, AD Valorem Property Tax, 4.00%, 12/01/23	1,000,000	1,108,490

TOTAL SCHOOL DISTRICT		$4,899,440

WATER – 0.4%

King County, Sewer, WA, Advance Refunding Revenue Bonds, 5.00%, 07/01/32	1,100,000	1,388,871

TOTAL WASHINGTON		$12,752,789

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

WISCONSIN – 0.1%

MEDICAL – 0.1%

Wisconsin Health & Educational Facilities Authority, WI, Current Refunding Revenue Bonds, (Aurora Health Care, Inc.), (Series A), Prerefunded/ETM, 5.13%, 04/15/31	$500,000	$553,160

TOTAL WISCONSIN		$553,160

TOTAL MUNICIPAL BONDS (Cost $343,100,054)		$360,457,334

Description	Number of Shares	Value

MONEY MARKET FUND – 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%^	6,948,194	$6,948,194

TOTAL MONEY MARKET FUND (Cost $6,948,194)		$6,948,194

TOTAL INVESTMENTS – 99.4% (Cost $350,048,248)		$367,405,528

OTHER ASSETS LESS LIABILITIES – 0.6%		2,357,575

TOTAL NET ASSETS – 100.0%		$369,763,103

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds	$—	$360,457,334	$—	$360,457,334

Money Market Fund	6,948,194	—	—	6,948,194

Total	$6,948,194	$360,457,334	$—	$367,405,528

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.
[r]

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their descriptions.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

IBC	International Bancshares Corporation

ICC	Insured Custody Certificates

LLC	Limited Liability Corporation

NATL	National Public Finance Guarantee Corporation

SCH BD GTY	School Bond Guaranty

TCRS	Tax Credit Reporting Service

January 31, 2021 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

UT	Unlimited Tax

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)